Annual Fund Operating Expenses - RBC Impact Bond Fund - Class Y	Apr. 12, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.56%